Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES	RELATED PARTIES
In 2024, the Group rented a boat for business promotion from a company owned by a major shareholder. The total expense charged to the general and administrative expenses was $242 thousand (2023: $206 thousand).